SEGMENTED INFORMATION - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SEGMENTED INFORMATION
Severance and Other Termination Benefits	$ 1.1	$ 4.1
Major Customer [Member]
SEGMENTED INFORMATION
Percentage of entity's revenue	89.00%	79.00%